Personnel expenses - Disclosure of Net Defined Benefit Liability (Asset) (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumptions
Discount rate		1.00%	1.50%	2.25%
Future salary increases at December 31		2.00%	2.00%
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31		SFr 58,210	SFr 56,347
Fair value of plan assets at December 31		53,690	51,627
Net defined benefit liability at December 31 (2)		4,520	4,720	SFr 2,245
Components of defined benefit cost in profit or loss
Current service cost (employer)		2,662	2,507	3,137
Past service cost		(1,297)	43	0
Interest expense on defined benefit obligation		836	1,182	231
Interest income on plan assets		(761)	(1,126)	(203)
Administrative cost excl. cost for managing plan assets		27	26	27
Defined benefit cost recognized in profit or loss		1,467	2,632	3,192
thereof service cost and administrative cost		1,393	2,576	3,164
thereof net interest expense on the net defined benefit liability		74	56	28
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		4,720	2,245
Defined benefit cost recognized in profit or loss		1,467	2,632
Remeasurement of net pension liabilities		485	1,975
Contributions by the employer		(2,153)	(2,132)
Defined benefit obligation at December 31		4,520	4,720	2,245
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		4,720	2,245
Actuarial (gain)/loss on defined benefit obligation		485	1,975
Defined benefit obligation at December 31		4,520	4,720	2,245
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		3,708	3,644	(12,222)
Actuarial (gain) / loss on changes in demographic assumptions		0	(10)	0
Actuarial (gain) / loss arising from experience adjustments		(216)	(1,000)	3,546
Actuarial (gain)/loss on defined benefit obligation		3,492	2,634	(8,676)
Return on plan assets excluding interest income		(3,007)	(659)	3,342
Remeasurement of net pension liabilities	[1]	485	1,975	(5,334)
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(4,720)	(2,245)
Contributions by the employer		2,153	2,132
Fair value of plan assets at December 31		(4,520)	(4,720)	(2,245)
Contributions by the employer		2,128	2,156
Plan asset classes
Total plan assets at fair value at December 31		53,690	51,627
thereof entity's own transferable financial instruments		0	0
thereof property occupied or other assets used by the entity		SFr 0	SFr 0
Weighted average duration of defined obligation in years at December 31		16 years 9 months 18 days	16 years 2 months 12 days
Discount rates based on industry benchmark, period		20 years
Accrued sabbatical cost		SFr 359	SFr 343	307
Actuarial assumptions, possible increase (decrease) in longevity for most of the age categories		1 year
Research and development expenses
Plan asset classes
Non-cash effective pension costs		SFr 532	390	846
Selling, general and administrative expenses
Plan asset classes
Non-cash effective pension costs		SFr 154	SFr 110	250
Active members
Plan asset classes
Weighted average duration of defined obligation in years at December 31		16 years 8 months 12 days	16 years 1 month 6 days
Pensioners
Plan asset classes
Weighted average duration of defined obligation in years at December 31		17 years 10 months 24 days	17 years 3 months 18 days
Actuarial assumption of discount rates
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 60,728	SFr 58,683
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 55,875	SFr 54,179
Actuarial assumption of interest rate on retirement savings capital
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 57,297	SFr 55,437
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 59,149	SFr 57,283
Actuarial assumption of expected rates of salary increases
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 57,785	SFr 55,974
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 58,623	SFr 56,707
Actuarial assumption of life expectancy
Plan asset classes
Reasonably possible increase in actuarial assumptions, period		1 year	1 year
Reasonably possible decrease in actuarial assumptions, period		1 year	1 year
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 59,058	SFr 57,071
Defined benefit obligation due to reasonably possible increase in actuarial assumption		57,360	55,619
Quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		45,147	42,154
Plan asset classes
Cash and cash equivalents		7,254	7,684
Equity instruments		23,455	21,810
Debt instruments (e.g. bonds)		10,391	9,047
Real estate funds		2,086	1,821
Others		1,961	1,792
Total plan assets at fair value at December 31		45,147	42,154
Non-quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		8,543	9,473
Plan asset classes
Others		8,543	9,473
Total plan assets at fair value at December 31		8,543	9,473
Defined benefit obligation
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability at December 31 (2)		58,210	56,347	52,529
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		56,347	52,529
Remeasurement of net pension liabilities		3,492	2,634
Defined benefit obligation at December 31		58,210	56,347	52,529
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		56,347	52,529
Interest expenses on defined benefit obligation		836	1,182
Current service cost (employer)		2,662	2,507
Contributions by plan participants		1,352	1,344
Benefits (paid)/deposited		(5,210)	(3,918)
Past service cost		(1,297)	43
Administrative cost (excl. cost for managing plan assets)		28	26
Actuarial (gain)/loss on defined benefit obligation		3,492	2,634
Defined benefit obligation at December 31		58,210	56,347	52,529
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(56,347)	(52,529)
Interest income on plan assets		(836)	(1,182)
Contributions by plan participants		(1,352)	(1,344)
Benefits (paid)/deposited		5,210	3,918
Fair value of plan assets at December 31		(58,210)	(56,347)	(52,529)
Plan assets
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability at December 31 (2)		(53,690)	(51,627)	(50,284)
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		(51,627)	(50,284)
Contributions by the employer		(2,153)	(2,132)
Defined benefit obligation at December 31		(53,690)	(51,627)	(50,284)
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		(51,627)	(50,284)
Interest expenses on defined benefit obligation		(761)	(1,126)
Contributions by plan participants		(1,352)	(1,344)
Benefits (paid)/deposited		5,210	3,918
Defined benefit obligation at December 31		(53,690)	(51,627)	(50,284)
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		51,627	50,284
Interest income on plan assets		761	1,126
Contributions by the employer		2,153	2,132
Contributions by plan participants		1,352	1,344
Benefits (paid)/deposited		(5,210)	(3,918)
Return on plan assets excl. interest income		3,007	659
Fair value of plan assets at December 31		SFr 53,690	SFr 51,627	SFr 50,284

[1]	See note 18